Consolidated Statement of Stockholders' Equity Consolidated Statement of Stockholders' Equity (Parenthetical) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 28, 2019	Dec. 26, 2020	Apr. 30, 2019	Apr. 30, 2018
Statement of Stockholders' Equity [Abstract]
Cash dividend per share	$ 0.25	$ 0.375	$ 0.16	$ 0.64
Preferred dividend declared		7.50%